Investment Objectives and Goals - First Trust International Rising Dividend Achievers ETF	Feb. 10, 2026
Prospectus [Line Items]
Risk/Return [Heading]	First Trust International Rising Dividend Achievers ETF (IDVY)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust International Rising Dividend Achievers ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq International Rising Dividend AchieversTM Index (the “Index”).